Portfolio of Investments
Wanger International, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Australia 3.8%
carsales.com Ltd.	488,748	3,511,851
Cleanaway Waste Management Ltd.	2,312,318	2,438,859
Evolution Mining Ltd.	1,422,725	3,325,106
National Storage REIT	3,157,343	3,062,303
Total		12,338,119
Belgium 0.5%
Melexis NV	32,461	1,692,976
Brazil 1.5%
Ez Tec Empreendimentos e Participacoes SA	264,000	1,508,978
Sul America SA	258,100	1,690,333
TOTVS SA	178,700	1,599,190
Total		4,798,501
Cambodia 0.4%
NagaCorp Ltd.	1,398,000	1,415,188
Canada 3.4%
CCL Industries, Inc.	171,000	5,199,382
Osisko Gold Royalties Ltd.	221,357	1,651,566
Parex Resources, Inc.(a)	126,590	1,070,433
Pason Systems, Inc.	229,900	1,021,015
Winpak Ltd.	71,279	2,203,252
Total		11,145,648
China 1.5%
A-Living Services Co., Ltd.	738,000	3,539,309
Minth Group Ltd.	666,000	1,416,014
Total		4,955,323
Cyprus 0.1%
TCS Group Holding PLC, GDR(b)	33,075	382,347
Denmark 2.3%
SimCorp AS	91,267	7,609,675
France 1.6%
Akka Technologies(c)	89,325	2,486,136
Robertet SA	3,248	2,756,273
Total		5,242,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 7.1%
Corestate Capital Holding SA(a)	80,411	2,349,410
Deutsche Beteiligungs AG	55,596	1,575,080
Eckert & Ziegler Strahlen- und Medizintechnik AG	16,584	2,575,684
Hypoport AG(a)	14,688	4,205,925
Nemetschek SE	101,000	4,923,518
Stroeer SE & Co. KGaA	54,458	2,798,319
Varta AG(a),(c)	26,033	1,831,752
Washtec AG	73,746	2,918,235
Total		23,177,923
Hong Kong 1.9%
Stella International Holdings Ltd.	1,638,500	1,720,992
Value Partners Group Ltd.	3,847,000	1,634,442
Vitasoy International Holdings Ltd.	920,000	2,768,636
Total		6,124,070
India 1.8%
Cholamandalam Investment and Finance Co., Ltd.	567,882	1,146,196
PI Industries Ltd.	108,571	1,684,363
TeamLease Services Ltd.(a)	67,800	1,454,658
Zee Entertainment Enterprises Ltd.	956,632	1,556,822
Total		5,842,039
Ireland 1.7%
UDG Healthcare PLC	694,442	5,403,153
Israel 0.6%
CyberArk Software Ltd.(a)	23,000	1,967,880
Italy 4.2%
Amplifon SpA	79,110	1,606,981
Carel Industries SpA	374,971	4,807,328
Freni Brembo SpA	324,301	2,404,655
Industria Macchine Automatiche SpA	80,914	4,745,213
Total		13,564,177
Japan 21.4%
Aeon Credit Service Co., Ltd.	179,500	1,917,793
Aeon Mall Co., Ltd.	210,000	2,650,483
Aica Kogyo Co., Ltd.	54,700	1,560,726
Aruhi Corp.(c)	252,800	2,857,192
Wanger International | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Azbil Corp.	104,028	2,688,332
CyberAgent, Inc.	136,300	5,282,428
Daiseki Co., Ltd.	95,900	2,030,636
Elecom Co., Ltd.	57,000	1,977,707
Freee KK(a)	66,000	2,121,548
Fuji Oil Holdings, Inc.	159,200	3,831,323
Fuso Chemical Co., Ltd.	148,900	4,175,510
Glory Ltd.	110,600	2,541,206
Invesco Office J-REIT, Inc.	13,562	1,796,463
KH Neochem Co., Ltd.	19,600	275,318
Koei Tecmo Holdings Co., Ltd.	99,200	2,550,827
Lasertec Corp.	70,200	3,255,151
Mandom Corp.	169,300	3,235,246
Nihon M&A Center, Inc.	39,400	1,073,093
Nihon Unisys Ltd.	133,200	3,552,879
NSD Co., Ltd.	135,500	1,805,898
Persol Holdings Co., Ltd.	160,800	1,608,982
Seiren Co., Ltd.	255,800	3,063,814
Seria Co., Ltd.	82,100	2,374,490
Solasto Corp.	431,000	3,998,693
TechnoPro Holdings, Inc.	42,700	1,992,838
Ushio, Inc.	214,300	2,039,411
Valqua Ltd.	225,600	3,642,647
Total		69,900,634
Malta 0.6%
Kindred Group PLC	508,841	1,864,274
Mexico 0.5%
Corporación Inmobiliaria Vesta SAB de CV	721,600	834,680
Qualitas Controladora SAB de CV	307,266	785,441
Total		1,620,121
Netherlands 3.1%
Aalberts NV	81,833	1,960,523
Argenx SE, ADR(a)	15,438	2,033,648
BE Semiconductor Industries NV	57,700	1,767,169
IMCD NV	58,505	4,198,176
Total		9,959,516
New Zealand 0.7%
Restaurant Brands New Zealand Ltd.(a)	461,198	2,227,163
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 0.4%
Security Bank Corp.	672,130	1,410,840
Russian Federation 0.5%
TCS Group Holding PLC, GDR	150,010	1,734,116
Singapore 0.9%
Mapletree Commercial Trust	2,412,207	3,093,845
South Africa 0.7%
Pepkor Holdings Ltd.	2,030,000	1,229,467
PSG Group Ltd.	156,542	1,127,398
Total		2,356,865
South Korea 3.8%
DoubleUGames Co., Ltd.	142,849	5,063,591
Koh Young Technology, Inc.	54,328	3,441,660
Korea Investment Holdings Co., Ltd.	98,873	3,986,240
Total		12,491,491
Spain 1.4%
Befesa SA	96,442	2,801,871
Vidrala SA	20,000	1,781,459
Total		4,583,330
Sweden 7.3%
AddTech AB, Class B	185,151	4,518,490
Dometic Group AB	366,069	1,621,989
Dustin Group AB	436,170	2,065,425
Munters Group AB(a)	571,208	1,584,133
Sectra AB, Class B(a)	117,693	4,382,143
Sweco AB, Class B	233,966	6,643,303
Trelleborg AB, Class B(a)	279,979	2,978,588
Total		23,794,071
Switzerland 3.2%
Belimo Holding AG, Registered Shares	701	4,467,520
Inficon Holding AG	5,059	3,214,387
Kardex AG	20,503	2,819,513
Total		10,501,420

2	Wanger International | Quarterly Report 2020

Portfolio of Investments   (continued)
Wanger International, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.6%
Getac Technology Corp.	2,100,000	2,926,620
Grape King Bio Ltd.	329,000	2,139,083
Parade Technologies Ltd.	186,000	3,931,245
Silergy Corp.	60,000	1,946,142
Sinbon Electronics Co., Ltd.	918,000	3,779,009
Voltronic Power Technology Corp.	178,564	3,710,886
Total		18,432,985
Thailand 0.5%
Muangthai Capital PCL, Foreign Registered Shares	1,471,800	1,559,821
United Kingdom 10.9%
Abcam PLC	223,020	3,166,261
Auto Trader Group PLC	311,000	1,680,580
Dechra Pharmaceuticals PLC	139,506	4,022,995
Diploma PLC	90,000	1,801,990
Genus PLC	41,250	1,666,878
Intermediate Capital Group PLC	318,755	3,518,151
Rightmove PLC	1,025,558	6,185,101
RWS Holdings PLC	515,000	2,913,543
Safestore Holdings PLC	259,256	2,050,096
Spectris PLC	107,708	3,245,127
Vivo Energy PLC	1,499,000	1,256,788
WH Smith PLC	253,361	3,558,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Zotefoams PLC	265,406	525,809
Total		35,592,009
United States 1.0%
Inter Parfums, Inc.	72,904	3,379,100
Total Common Stocks (Cost: $327,499,196)		310,161,029

Securities Lending Collateral 0.9%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(d),(e)	2,888,047	2,888,047
Total Securities Lending Collateral (Cost: $2,888,047)		2,888,047

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 0.787%(d),(f)	12,114,233	12,108,176
Total Money Market Funds (Cost: $12,110,446)		12,108,176
Total Investments in Securities (Cost: $342,497,689)		325,157,252
Obligation to Return Collateral for Securities Loaned		(2,888,047)
Other Assets & Liabilities, Net		4,410,598
Net Assets		$326,679,803

At March 31, 2020, securities and/or cash totaling $184,100 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	123	06/2020	USD	9,589,695	245,653	—
MSCI Emerging Markets Index	49	06/2020	USD	2,065,105	6,276	—
Total					251,929	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $382,347, which represents 0.12% of total net assets.
(c)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $2,632,690.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(e)	Investment made with cash collateral received from securities lending activity.
Wanger International | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Wanger International, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	10,894,163	38,364,436	(37,144,366)	12,114,233	(2,530)	(2,270)	54,370	12,108,176
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger International | Quarterly Report 2020